Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.38%
Aerospace & Defense–2.86%
Axon Enterprise, Inc.(b)	66,547	$49,934,207
BAE Systems PLC (United Kingdom)	10,615,880	272,189,636
TransDigm Group, Inc.	95,574	140,343,729
		462,467,572
Application Software–3.36%
AppLovin Corp., Class A(b)(c)	791,671	311,126,703
HubSpot, Inc.(b)(c)	393,553	232,156,915
		543,283,618
Asset Management & Custody Banks–2.26%
Blackstone, Inc., Class A	924,140	128,233,667
KKR & Co., Inc., Class A	1,956,296	237,611,712
		365,845,379
Automobile Manufacturers–2.23%
Tesla, Inc.(b)	1,042,020	361,018,249
Biotechnology–0.95%
Alnylam Pharmaceuticals, Inc.(b)	504,910	153,775,390
Broadline Retail–8.31%
Amazon.com, Inc.(b)	5,616,843	1,151,508,983
MercadoLibre, Inc. (Brazil)(b)	74,717	191,521,339
		1,343,030,322
Building Products–1.70%
Johnson Controls International PLC	2,713,118	275,028,772
Casinos & Gaming–1.46%
DraftKings, Inc., Class A(b)	1,776,442	63,738,739
Flutter Entertainment PLC (United Kingdom)(b)	684,225	172,903,657
		236,642,396
Communications Equipment–1.82%
Arista Networks, Inc.(b)	3,389,855	293,697,037
Construction Machinery & Heavy Transportation Equipment– 0.84%
Wabtec Corp.	673,694	136,301,770
Construction Materials–0.33%
Martin Marietta Materials, Inc.	97,557	53,417,335
Consumer Staples Merchandise Retail–0.29%
Costco Wholesale Corp.	44,835	46,636,470
Diversified Financial Services–0.85%
Apollo Global Management, Inc.(c)	1,047,655	136,918,032
Diversified Support Services–0.74%
Cintas Corp.	530,625	120,186,562
Electrical Components & Equipment–1.46%
Eaton Corp. PLC	440,674	141,103,815
Vertiv Holdings Co., Class A	883,229	95,326,906
		236,430,721
Shares		Value
Financial Exchanges & Data–0.58%
S&P Global, Inc.	181,268	$92,965,105
Food Distributors–0.60%
US Foods Holding Corp.(b)	1,218,165	96,381,215
Health Care Equipment–4.23%
Boston Scientific Corp.(b)	2,397,681	252,379,902
DexCom, Inc.(b)	596,913	51,215,135
Intuitive Surgical, Inc.(b)	689,005	380,565,022
		684,160,059
Heavy Electrical Equipment–0.56%
GE Vernova, Inc.	190,174	89,948,499
Hotels, Resorts & Cruise Lines–2.13%
Booking Holdings, Inc.	62,400	344,381,232
Independent Power Producers & Energy Traders–0.53%
Vistra Corp.	528,135	84,802,637
Industrial Machinery & Supplies & Components–0.70%
Parker-Hannifin Corp.	171,020	113,676,994
Insurance Brokers–0.25%
Arthur J. Gallagher & Co.	118,264	41,089,644
Integrated Oil & Gas–0.75%
Suncor Energy, Inc. (Canada)(c)	3,387,642	120,430,673
Interactive Home Entertainment–1.69%
Nintendo Co. Ltd. (Japan)	1,412,800	115,265,336
Take-Two Interactive Software, Inc.(b)	701,212	158,670,251
		273,935,587
Interactive Media & Services–9.40%
Alphabet, Inc., Class A	2,983,403	512,369,631
Meta Platforms, Inc., Class A	1,556,207	1,007,628,471
		1,519,998,102
Internet Services & Infrastructure–2.76%
Cloudflare, Inc., Class A(b)	1,298,307	215,376,148
Snowflake, Inc., Class A(b)(c)	1,122,738	230,913,525
		446,289,673
Investment Banking & Brokerage–1.29%
Goldman Sachs Group, Inc. (The)	279,061	167,562,178
Robinhood Markets, Inc., Class A(b)	621,816	41,133,128
		208,695,306
Movies & Entertainment–4.71%
Netflix, Inc.(b)	441,346	532,806,132
Spotify Technology S.A. (Sweden)(b)	344,943	229,435,387
		762,241,519
Pharmaceuticals–0.62%
Eli Lilly and Co.(c)	135,158	99,702,002
Real Estate Services–0.43%
CBRE Group, Inc., Class A(b)	561,907	70,249,613
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Restaurants–0.65%
DoorDash, Inc., Class A(b)	506,808	$105,745,489
Semiconductors–15.88%
Broadcom, Inc.	2,623,654	635,107,924
Monolithic Power Systems, Inc.	239,653	158,626,321
NVIDIA Corp.	11,758,257	1,588,893,268
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	953,090	184,251,359
		2,566,878,872
Systems Software–13.08%
CrowdStrike Holdings, Inc., Class A(b)	482,275	227,329,967
Microsoft Corp.	3,202,060	1,474,100,342
ServiceNow, Inc.(b)	408,593	413,124,296
		2,114,554,605
Technology Hardware, Storage & Peripherals–4.36%
Apple, Inc.	3,512,093	705,403,879
Tobacco–1.44%
Philip Morris International, Inc.	1,291,405	233,214,829
Trading Companies & Distributors–0.45%
United Rentals, Inc.(c)	102,723	72,766,919
Transaction & Payment Processing Services–2.83%
Visa, Inc., Class A	1,250,664	456,729,986
Total Common Stocks & Other Equity Interests (Cost $7,315,848,510)		16,068,922,064
Shares		Value
Money Market Funds–0.89%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e)	50,195,496	$50,195,496
Invesco Treasury Portfolio, Institutional Class, 4.22%(d)(e)	93,211,088	93,211,088
Total Money Market Funds (Cost $143,406,584)		143,406,584
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $7,459,255,094)		16,212,328,648
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.47%
Invesco Private Government Fund, 4.29%(d)(e)(f)	21,292,332	21,292,332
Invesco Private Prime Fund, 4.45%(d)(e)(f)	54,852,768	54,863,739
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,156,071)		76,156,071
TOTAL INVESTMENTS IN SECURITIES–100.74% (Cost $7,535,411,165)		16,288,484,719
OTHER ASSETS LESS LIABILITIES—(0.74)%		(118,943,377)
NET ASSETS–100.00%		$16,169,541,342
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,282,864	$505,556,189	$(476,643,557)	$-	$-	$50,195,496	$1,024,678
Invesco Treasury Portfolio, Institutional Class	39,516,202	938,890,065	(885,195,179)	-	-	93,211,088	1,885,348
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,294,645	422,607,394	(443,609,707)	-	-	21,292,332	521,596*
Invesco Private Prime Fund	110,360,267	1,100,797,744	(1,156,283,320)	(4,900)	(6,052)	54,863,739	1,465,508*
Total	$213,453,978	$2,967,851,392	$(2,961,731,763)	$(4,900)	$(6,052)	$219,562,655	$4,897,130

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$15,681,467,092	$387,454,972	$—	$16,068,922,064
Money Market Funds	143,406,584	76,156,071	—	219,562,655
Total Investments	$15,824,873,676	$463,611,043	$—	$16,288,484,719
Invesco American Franchise Fund